Revenue- By type (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Revenue by type of service
Revenue	¥ 509,711	$ 71,985	¥ 376,844	¥ 250,266
Customer management services
Revenue by type of service
Revenue	197,463		165,616	128,898
P4P, in-feed and display marketing
Revenue by type of service
Revenue	177,613		151,654	119,822
Other customer management services
Revenue by type of service
Revenue	19,850		13,962	9,076
Commission
Revenue by type of service
Revenue	100,129		81,086	52,411
Membership fees
Revenue by type of service
Revenue	22,846		19,139	13,823
Logistics services
Revenue by type of service
Revenue	33,942		23,397	6,759
Cloud computing services
Revenue by type of service
Revenue	40,016		24,702	13,390
Sales of goods
Revenue by type of service
Revenue	95,503		46,942	18,719
Other revenue
Revenue by type of service
Revenue	¥ 19,812		¥ 15,962	¥ 16,266